Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net Income	$ 1,259,808	$ 1,255,623	$ 1,326,977
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	699,328	648,225	602,896
Investment in equity method investees, net	23,123	2,335	22,512
Change in deferred taxes, net	113,790	15,913	75,170
(Gain) loss on sale of investments	(623)	(9,426)	(36,224)
(Gain) loss on sale of fixed assets	3,277	(23,558)	6,700
Investment gain			139,600
Stock Option Compensation Expense	8,507	13,593	26,476
Cash outflow from hedging	0	(4,073)	(13,947)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(157,411)	(41,280)	(43,344)
Inventories, net	(85,758)	(54,918)	(48,279)
Prepaid expenses, other current and non-current assets	(24,179)	67,875	88,413
Accounts receivable, related parties	(118,800)	(10,968)	(25,859)
Accounts payable, related parties	113,822	(3,743)	10,064
Accounts payable, accrued expenses and other current and non-current liabilities	121,424	215,264	225,586
Income tax payable	(94,916)	(36,057)	(38,478)
Net cash provided by (used in) operating activities	1,861,392	2,034,805	2,039,063
Investing Activities:
Purchases of property, plant and equipment	(931,627)	(747,938)	(675,310)
Proceeds from sale of property, plant and equipment	11,673	19,847	9,667
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,779,058)	(495,725)	(1,878,908)
Proceeds from divestitures	8,257	18,276	263,306
Net cash (used in) provided by investing activities	(2,690,755)	(1,205,540)	(2,281,245)
Effect of exchange rate changes on cash and cash equivalents	(24,570)	(26,488)	4,590
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(48,922)	(5,263)	230,748
Cash and cash equivalents at beginning of period	682,777	688,040	457,292
Cash and cash equivalents at end of period	633,855	682,777	688,040
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	197,481	381,603	174,391
Repayments of short-term borrowings and other financial liabilities	(171,889)	(397,682)	(163,059)
Proceeds from short-term borrowings from related parties	303,695	18,593	39,829
Repayments of short-term borrowings from related parties	(358,638)	(18,228)	(64,112)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $178,593 in 2012 and $127,854 in 2011)	2,910,611	441,278	4,750,730
Repayments of long-term debt and capital lease obligations	(1,647,978)	(617,499)	(3,589,013)
Increase (decrease) of accounts receivable securitization program	(9,500)	189,250	(372,500)
Proceeds from exercise of stock options	107,047	111,300	121,126
Proceeds from conversion of preference shares into ordinary shares	0	(34,784)
Purchase of treasury stock	0	(505,014)
Payment of dividends [N]	(317,903)	(296,134)	(271,733)
Distributions to Noncontrolling interests	(250,271)	(216,758)	(195,023)
Contributions from noncontrolling interests	42,356	66,467	37,704
Net cash (used in) provided by financing activities	$ 805,011	$ (808,040)	$ 468,340